UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Digital Horizons Fund

Class A: COMAX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.30%

Gross expense ratio as of the latest prospectus: 1.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 17.02% (unadjusted for sales charges) for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 3000® Growth Index, returned 18.15%.

Stock selection was the primary reason for the Fund’s underperformance relative to the Russell 3000® Growth Index. The internet service provider Cogent Communications Holdings, Inc. (0.5%), which encountered challenges in meeting its targets after acquiring some assets from a competitor, was the largest detractor at the individual holding level. Shares of the marketing software company Trade Desk, Inc.* slid in response to rising competition. The Fund exited the position. Wix.com Ltd. (0.6%), a provider of digital presence platforms and tools for businesses, also detracted from performance amid concerns about potential disruptions from artificial intelligence. Criteo SA (0.6%), an advertising technology firm, further detracted. The company lost several key customers without any offsetting contract wins, impacting its earnings growth. Commvault Systems, Inc. (1.1%), a provider of data backup and recovery solutions, also lost ground. While the company experienced rising sales as enterprises sought to combat the spreading prevalence of ransomware, its shares declined after it reported contract renewals that fell short of elevated expectations.

Bloom Energy Corp. (1.1%), a maker of solid oxide fuel cells, was the leading individual contributor in 2025. The company saw significantly increased demand for its products given the rising power needs of AI data centers. Bloom Energy’s cells can provide users with power in less than a year, far shorter than the multiple years it can take to get a grid connection. The video game platform ROBLOX Corp. (0.9%) also helped results. The company experienced a significant acceleration in users and engagement as a multiyear effort to improve the quality of its content bore fruit with several hit titles. Nebius Group NV (0.7%), whose transition to being an enterprise and wholesale provider of AI capacity proved timely, further contributed. An underweight in Alphabet, Inc. (7.2%) during the first half of the year, when the stock lagged, also helped performance. AppLovin Corp. (1.7%) and JFrog Ltd. (1.4%) were additional contributors of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of the broad growth segment of the US equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI World Communication Services Index is designed to capture the large and mid-cap segments across Developed Markets countries. All securities in the index are classified in the Communication Services sector as per the Global Industry Classification Standard (GICS ).

The Russell 3000 ® Index replaced the MSCI World Index as the Fund’s broad-based securities market index because the Advisor believes that the Russell 3000 ® Index represents the overall applicable equity market in which the Fund invests. The Russell 3000 ® Growth Index replaced the MSCI World Communication Services Index as the Fund’s more narrowly based index because the Advisor believes the Russell 3000 ® Growth Index better reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

	Class A	Russell 3000® Index	Russell 3000® Growth Index	MSCI World Index	MSCI World Communication Services Index
'15	$9,425	$10,000	$10,000	$10,000	$10,000
'16	$9,413	$9,436	$9,403	$9,402	$10,033
'16	$9,425	$9,433	$9,394	$9,332	$10,149
'16	$9,882	$10,097	$10,034	$9,965	$10,685
'16	$9,886	$10,159	$9,956	$10,123	$10,672
'16	$9,973	$10,341	$10,154	$10,180	$10,703
'16	$10,209	$10,362	$10,114	$10,066	$11,006
'16	$10,367	$10,774	$10,605	$10,491	$11,107
'16	$10,469	$10,801	$10,565	$10,499	$10,774
'16	$10,512	$10,818	$10,612	$10,555	$10,733
'16	$10,162	$10,584	$10,332	$10,351	$10,244
'16	$9,898	$11,058	$10,607	$10,500	$9,972
'16	$10,357	$11,274	$10,739	$10,751	$10,566
'17	$10,504	$11,486	$11,087	$11,011	$10,626
'17	$10,582	$11,913	$11,533	$11,316	$10,622
'17	$10,664	$11,921	$11,667	$11,437	$10,681
'17	$10,656	$12,047	$11,930	$11,606	$10,533
'17	$11,029	$12,171	$12,209	$11,851	$10,918
'17	$10,681	$12,280	$12,209	$11,897	$10,590
'17	$11,144	$12,512	$12,517	$12,182	$11,082
'17	$11,078	$12,536	$12,727	$12,199	$10,888
'17	$11,058	$12,842	$12,933	$12,473	$10,991
'17	$10,840	$13,122	$13,411	$12,708	$10,654
'17	$11,144	$13,521	$13,816	$12,984	$11,047
'17	$11,219	$13,656	$13,917	$13,159	$11,181
'18	$11,440	$14,375	$14,868	$13,854	$11,338
'18	$10,857	$13,846	$14,476	$13,280	$10,680
'18	$10,766	$13,568	$14,123	$12,991	$10,527
'18	$10,979	$13,619	$14,170	$13,140	$10,742
'18	$10,486	$14,004	$14,812	$13,222	$10,159
'18	$10,632	$14,095	$14,953	$13,216	$10,222
'18	$10,970	$14,563	$15,377	$13,629	$10,569
'18	$10,991	$15,074	$16,227	$13,797	$10,564
'18	$11,196	$15,099	$16,281	$13,874	$10,791
'18	$10,573	$13,988	$14,778	$12,856	$10,403
'18	$10,803	$14,268	$14,941	$13,002	$10,815
'18	$10,027	$12,940	$13,622	$12,013	$10,060
'19	$10,958	$14,051	$14,872	$12,948	$10,920
'19	$11,164	$14,545	$15,436	$13,337	$11,012
'19	$11,360	$14,757	$15,826	$13,512	$11,220
'19	$11,948	$15,346	$16,524	$13,991	$11,839
'19	$11,330	$14,353	$15,467	$13,184	$11,272
'19	$11,727	$15,361	$16,538	$14,053	$11,718
'19	$12,085	$15,590	$16,897	$14,122	$12,036
'19	$11,850	$15,272	$16,728	$13,833	$11,858
'19	$11,776	$15,540	$16,721	$14,128	$11,877
'19	$12,051	$15,875	$17,193	$14,487	$12,206
'19	$12,433	$16,478	$17,971	$14,891	$12,570
'19	$12,641	$16,954	$18,505	$15,337	$12,816
'20	$12,705	$16,935	$18,879	$15,244	$12,839
'20	$12,058	$15,549	$17,588	$13,955	$12,007
'20	$10,695	$13,410	$15,757	$12,108	$10,577
'20	$12,023	$15,187	$18,089	$13,431	$11,860
'20	$12,783	$15,999	$19,332	$14,080	$12,503
'20	$12,989	$16,364	$20,168	$14,452	$12,589
'20	$13,734	$17,294	$21,670	$15,144	$13,371
'20	$14,670	$18,546	$23,852	$16,156	$14,411
'20	$13,847	$17,871	$22,761	$15,598	$13,635
'20	$14,072	$17,485	$22,041	$15,120	$13,785
'20	$15,361	$19,613	$24,393	$17,053	$15,199
'20	$15,920	$20,495	$25,585	$17,776	$15,761
'21	$15,729	$20,404	$25,489	$17,599	$15,586
'21	$16,689	$21,042	$25,541	$18,050	$16,542
'21	$16,802	$21,796	$25,890	$18,651	$16,837
'21	$17,944	$22,919	$27,570	$19,519	$17,998
'21	$17,905	$23,024	$27,162	$19,800	$17,964
'21	$18,385	$23,592	$28,837	$20,095	$18,388
'21	$18,684	$23,991	$29,651	$20,455	$18,744
'21	$19,454	$24,675	$30,723	$20,964	$19,478
'21	$18,302	$23,568	$29,037	$20,094	$18,337
'21	$18,547	$25,161	$31,478	$21,232	$18,575
'21	$17,292	$24,778	$31,563	$20,767	$17,682
'21	$17,568	$25,754	$32,199	$21,654	$18,023
'22	$16,118	$24,239	$29,345	$20,508	$16,929
'22	$15,181	$23,628	$28,175	$19,990	$16,015
'22	$15,154	$24,395	$29,220	$20,538	$16,135
'22	$12,921	$22,206	$25,688	$18,832	$13,900
'22	$12,974	$22,176	$25,097	$18,846	$14,074
'22	$11,973	$20,321	$23,134	$17,214	$13,005
'22	$12,360	$22,227	$25,900	$18,581	$13,418
'22	$11,920	$21,397	$24,750	$17,804	$12,834
'22	$10,571	$19,413	$22,355	$16,149	$11,318
'22	$10,629	$21,005	$23,711	$17,308	$11,444
'22	$11,285	$22,102	$24,748	$18,512	$12,141
'22	$10,590	$20,808	$22,872	$17,726	$11,367
'23	$12,019	$22,241	$24,801	$18,980	$12,850
'23	$11,617	$21,721	$24,509	$18,524	$12,312
'23	$12,406	$22,302	$26,040	$19,096	$13,419
'23	$12,750	$22,539	$26,265	$19,431	$13,838
'23	$13,115	$22,627	$27,394	$19,237	$14,325
'23	$13,571	$24,172	$29,288	$20,400	$14,713
'23	$14,195	$25,039	$30,295	$21,086	$15,634
'23	$13,862	$24,555	$29,955	$20,582	$15,397
'23	$13,422	$23,386	$28,309	$19,694	$14,934
'23	$13,263	$22,766	$27,818	$19,123	$14,627
'23	$14,275	$24,888	$30,827	$20,915	$15,794
'23	$14,926	$26,209	$32,298	$21,942	$16,546
'24	$15,445	$26,499	$33,013	$22,206	$17,249
'24	$16,276	$27,933	$35,285	$23,147	$18,035
'24	$16,679	$28,835	$35,923	$23,891	$18,684
'24	$16,059	$27,566	$34,340	$23,003	$18,229
'24	$16,991	$28,868	$36,386	$24,031	$19,392
'24	$17,711	$29,762	$38,724	$24,520	$20,190
'24	$17,213	$30,315	$38,233	$24,952	$19,562
'24	$17,859	$30,975	$38,971	$25,611	$19,912
'24	$18,701	$31,616	$40,048	$26,080	$20,759
'24	$18,929	$31,384	$39,897	$25,563	$21,038
'24	$20,200	$33,471	$42,590	$26,736	$21,661
'24	$20,131	$32,448	$42,781	$26,039	$22,145
'25	$22,042	$33,473	$43,649	$26,958	$24,090
'25	$21,169	$32,831	$42,019	$26,764	$22,859
'25	$19,104	$30,916	$38,504	$25,572	$21,162
'25	$19,443	$30,709	$39,171	$25,800	$21,587
'25	$21,467	$32,655	$42,585	$27,327	$23,518
'25	$23,048	$34,314	$45,262	$28,506	$25,195
'25	$23,747	$35,070	$46,932	$28,873	$25,588
'25	$23,982	$35,881	$47,549	$29,626	$26,652
'25	$24,916	$37,120	$49,976	$30,578	$27,904
'25	$25,404	$37,915	$51,703	$31,191	$28,381
'25	$23,831	$38,019	$50,836	$31,279	$29,572
'25	$23,558	$38,012	$50,545	$31,532	$29,239

Yearly periods ended December 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	17.02%	8.15%	9.59%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	10.30%	6.88%	8.95%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Communication Services Index	32.03%	13.16%	11.33%
On February 14, 2025, the Fund’s investment process was changed. Performance would have been different if the Fund’s current investment strategies and process had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	101,031,591
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	90
Total Net Advisory Fees Paid ($)	714,085

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	21%
Semiconductors & Semiconductor Equipment	19%
Interactive Media & Services	12%
Entertainment	9%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
IT Services	4%
Hotels, Restaurants & Leisure	3%
Financial Services	2%
Diversified Telecommunication Services	2%
Health Care Equipment & Supplies	2%
Ground Transportation	1%
Media	1%
Other Industries	5%

Ten Largest Equity Holdings

Holdings	59.1% of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	10.7%
Apple, Inc.	7.5%
Alphabet, Inc.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	5.0%
Meta Platforms, Inc.	4.2%
MercadoLibre, Inc.	1.9%
AppLovin Corp.	1.7%
Spotify Technology SA	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As a result of its implementation of shareholder-approved changes to its investment strategy, the Fund made a significant long-term capital gains distribution at the end of May 2025. Implementation of the investment strategy changes required the turnover of a substantial portion of the Fund’s portfolio securities, which, in turn, led to the Fund’s recognition of significant long-term capital gains.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DDHF-TSRA-A

R-104170-2 (02/26)

DWS Digital Horizons Fund

Class S: COMSX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$110	1.01%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 17.36% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 3000® Growth Index, returned 18.15%.

Stock selection was the primary reason for the Fund’s underperformance relative to the Russell 3000® Growth Index. The internet service provider Cogent Communications Holdings, Inc. (0.5%), which encountered challenges in meeting its targets after acquiring some assets from a competitor, was the largest detractor at the individual holding level. Shares of the marketing software company Trade Desk, Inc.* slid in response to rising competition. The Fund exited the position. Wix.com Ltd. (0.6%), a provider of digital presence platforms and tools for businesses, also detracted from performance amid concerns about potential disruptions from artificial intelligence. Criteo SA (0.6%), an advertising technology firm, further detracted. The company lost several key customers without any offsetting contract wins, impacting its earnings growth. Commvault Systems, Inc. (1.1%), a provider of data backup and recovery solutions, also lost ground. While the company experienced rising sales as enterprises sought to combat the spreading prevalence of ransomware, its shares declined after it reported contract renewals that fell short of elevated expectations.

Bloom Energy Corp. (1.1%), a maker of solid oxide fuel cells, was the leading individual contributor in 2025. The company saw significantly increased demand for its products given the rising power needs of AI data centers. Bloom Energy’s cells can provide users with power in less than a year, far shorter than the multiple years it can take to get a grid connection. The video game platform ROBLOX Corp. (0.9%) also helped results. The company experienced a significant acceleration in users and engagement as a multiyear effort to improve the quality of its content bore fruit with several hit titles. Nebius Group NV (0.7%), whose transition to being an enterprise and wholesale provider of AI capacity proved timely, further contributed. An underweight in Alphabet, Inc. (7.2%) during the first half of the year, when the stock lagged, also helped performance. AppLovin Corp. (1.7%) and JFrog Ltd. (1.4%) were additional contributors of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of the broad growth segment of the US equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI World Communication Services Index is designed to capture the large and mid-cap segments across Developed Markets countries. All securities in the index are classified in the Communication Services sector as per the Global Industry Classification Standard (GICS ).

The Russell 3000 ® Index replaced the MSCI World Index as the Fund’s broad-based securities market index because the Advisor believes that the Russell 3000 ® Index represents the overall applicable equity market in which the Fund invests. The Russell 3000 ® Growth Index replaced the MSCI World Communication Services Index as the Fund’s more narrowly based index because the Advisor believes the Russell 3000 ® Growth Index better reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class S	Russell 3000® Index	Russell 3000® Growth Index	MSCI World Index	MSCI World Communication Services Index
8/1/22	$9,679	$9,627	$9,556	$9,582	$9,565
9/30/22	$8,585	$8,734	$8,631	$8,691	$8,436
10/31/22	$8,630	$9,450	$9,155	$9,315	$8,529
11/30/22	$9,169	$9,944	$9,555	$9,963	$9,048
12/31/22	$8,604	$9,361	$8,831	$9,540	$8,472
1/31/23	$9,769	$10,006	$9,576	$10,215	$9,577
2/28/23	$9,443	$9,772	$9,463	$9,969	$9,176
3/31/23	$10,087	$10,034	$10,054	$10,277	$10,001
4/30/23	$10,366	$10,140	$10,141	$10,458	$10,313
5/31/23	$10,667	$10,180	$10,577	$10,353	$10,677
6/30/23	$11,039	$10,875	$11,308	$10,979	$10,965
7/31/23	$11,552	$11,265	$11,697	$11,348	$11,652
8/31/23	$11,281	$11,047	$11,566	$11,077	$11,475
9/30/23	$10,926	$10,521	$10,930	$10,599	$11,130
10/31/23	$10,797	$10,242	$10,741	$10,292	$10,901
11/30/23	$11,628	$11,197	$11,902	$11,257	$11,771
12/31/23	$12,158	$11,791	$12,470	$11,809	$12,331
1/31/24	$12,584	$11,922	$12,746	$11,951	$12,856
2/29/24	$13,261	$12,567	$13,624	$12,458	$13,442
3/31/24	$13,595	$12,973	$13,870	$12,858	$13,925
4/30/24	$13,094	$12,402	$13,259	$12,380	$13,586
5/31/24	$13,854	$12,988	$14,049	$12,933	$14,452
6/30/24	$14,447	$13,390	$14,951	$13,196	$15,048
7/31/24	$14,042	$13,639	$14,762	$13,429	$14,580
8/31/24	$14,572	$13,936	$15,047	$13,784	$14,840
9/30/24	$15,261	$14,224	$15,463	$14,036	$15,472
10/31/24	$15,449	$14,120	$15,404	$13,758	$15,679
11/30/24	$16,489	$15,059	$16,444	$14,389	$16,144
12/31/24	$16,439	$14,599	$16,518	$14,014	$16,505
1/31/25	$18,005	$15,059	$16,853	$14,509	$17,954
2/28/25	$17,291	$14,771	$16,224	$14,404	$17,037
3/31/25	$15,612	$13,909	$14,867	$13,763	$15,772
4/30/25	$15,888	$13,816	$15,124	$13,885	$16,089
5/31/25	$17,547	$14,692	$16,442	$14,707	$17,528
6/30/25	$18,847	$15,438	$17,476	$15,342	$18,777
7/31/25	$19,426	$15,778	$18,121	$15,539	$19,070
8/31/25	$19,621	$16,143	$18,359	$15,945	$19,864
9/30/25	$20,388	$16,700	$19,296	$16,457	$20,796
10/31/25	$20,797	$17,058	$19,963	$16,787	$21,152
11/30/25	$19,510	$17,105	$19,628	$16,834	$22,040
12/31/25	$19,293	$17,102	$19,516	$16,970	$21,792

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	Since Inception 8/1/22
Class S No Sales Charge	17.36%	21.21%
Russell 3000® Index	17.15%	17.00%
Russell 3000® Growth Index	18.15%	21.61%
MSCI World Index	21.09%	16.74%
MSCI World Communication Services Index	32.03%	25.60%
On February 14, 2025, the Fund’s investment process was changed. Performance would have been different if the Fund’s current investment strategies and process had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	101,031,591
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	90
Total Net Advisory Fees Paid ($)	714,085

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	21%
Semiconductors & Semiconductor Equipment	19%
Interactive Media & Services	12%
Entertainment	9%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
IT Services	4%
Hotels, Restaurants & Leisure	3%
Financial Services	2%
Diversified Telecommunication Services	2%
Health Care Equipment & Supplies	2%
Ground Transportation	1%
Media	1%
Other Industries	5%

Ten Largest Equity Holdings

Holdings	59.1% of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	10.7%
Apple, Inc.	7.5%
Alphabet, Inc.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	5.0%
Meta Platforms, Inc.	4.2%
MercadoLibre, Inc.	1.9%
AppLovin Corp.	1.7%
Spotify Technology SA	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As a result of its implementation of shareholder-approved changes to its investment strategy, the Fund made a significant long-term capital gains distribution at the end of May 2025. Implementation of the investment strategy changes required the turnover of a substantial portion of the Fund’s portfolio securities, which, in turn, led to the Fund’s recognition of significant long-term capital gains.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DDHF-TSRA-S

R-104170-2 (02/26)

DWS Digital Horizons Fund

Institutional Class: COMZX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Digital Horizons Fund (formerly, DWS Communications Fund) (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.02%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 17.39% for the period ended December 31, 2025. The Fund's broad-based index, the Russell 3000® Index, returned 17.15% for the same period, while the Fund's additional, more narrowly based index, the Russell 3000® Growth Index, returned 18.15%.

Stock selection was the primary reason for the Fund’s underperformance relative to the Russell 3000® Growth Index. The internet service provider Cogent Communications Holdings, Inc. (0.5%), which encountered challenges in meeting its targets after acquiring some assets from a competitor, was the largest detractor at the individual holding level. Shares of the marketing software company Trade Desk, Inc.* slid in response to rising competition. The Fund exited the position. Wix.com Ltd. (0.6%), a provider of digital presence platforms and tools for businesses, also detracted from performance amid concerns about potential disruptions from artificial intelligence. Criteo SA (0.6%), an advertising technology firm, further detracted. The company lost several key customers without any offsetting contract wins, impacting its earnings growth. Commvault Systems, Inc. (1.1%), a provider of data backup and recovery solutions, also lost ground. While the company experienced rising sales as enterprises sought to combat the spreading prevalence of ransomware, its shares declined after it reported contract renewals that fell short of elevated expectations.

Bloom Energy Corp. (1.1%), a maker of solid oxide fuel cells, was the leading individual contributor in 2025. The company saw significantly increased demand for its products given the rising power needs of AI data centers. Bloom Energy’s cells can provide users with power in less than a year, far shorter than the multiple years it can take to get a grid connection. The video game platform ROBLOX Corp. (0.9%) also helped results. The company experienced a significant acceleration in users and engagement as a multiyear effort to improve the quality of its content bore fruit with several hit titles. Nebius Group NV (0.7%), whose transition to being an enterprise and wholesale provider of AI capacity proved timely, further contributed. An underweight in Alphabet, Inc. (7.2%) during the first half of the year, when the stock lagged, also helped performance. AppLovin Corp. (1.7%) and JFrog Ltd. (1.4%) were additional contributors of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2025.

* Not held at December 31, 2025.

Fund Performance

Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market.

Russell 3000® Growth Index is an unmanaged index that measures the performance of the broad growth segment of the US equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI World Communication Services Index is designed to capture the large and mid-cap segments across Developed Markets countries. All securities in the index are classified in the Communication Services sector as per the Global Industry Classification Standard (GICS ).

The Russell 3000 ® Index replaced the MSCI World Index as the Fund’s broad-based securities market index because the Advisor believes that the Russell 3000 ® Index represents the overall applicable equity market in which the Fund invests. The Russell 3000 ® Growth Index replaced the MSCI World Communication Services Index as the Fund’s more narrowly based index because the Advisor believes the Russell 3000 ® Growth Index better reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $1,000,000 Investment

	Institutional Class	Russell 3000® Index	Russell 3000® Growth Index	MSCI World Index	MSCI World Communication Services Index
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'16	$999,183	$943,575	$940,257	$940,176	$1,003,282
'16	$1,000,817	$943,271	$939,416	$933,179	$1,014,903
'16	$1,049,555	$1,009,683	$1,003,371	$996,504	$1,068,546
'16	$1,050,374	$1,015,941	$995,567	$1,012,272	$1,067,196
'16	$1,059,387	$1,034,117	$1,015,443	$1,017,958	$1,070,315
'16	$1,084,786	$1,036,243	$1,011,395	$1,006,551	$1,100,618
'16	$1,101,582	$1,077,368	$1,060,502	$1,049,076	$1,110,671
'16	$1,113,052	$1,080,116	$1,056,470	$1,049,948	$1,077,438
'16	$1,117,968	$1,081,814	$1,061,190	$1,055,525	$1,073,278
'16	$1,080,689	$1,058,408	$1,033,153	$1,035,098	$1,024,374
'16	$1,052,832	$1,105,774	$1,060,708	$1,049,982	$997,243
'16	$1,102,247	$1,127,351	$1,073,938	$1,075,106	$1,056,602
'17	$1,118,055	$1,148,570	$1,108,676	$1,101,054	$1,062,644
'17	$1,126,599	$1,191,287	$1,153,297	$1,131,601	$1,062,197
'17	$1,135,144	$1,192,097	$1,166,655	$1,143,655	$1,068,110
'17	$1,134,717	$1,204,733	$1,192,950	$1,160,589	$1,053,349
'17	$1,174,449	$1,217,062	$1,220,887	$1,185,141	$1,091,831
'17	$1,137,707	$1,228,045	$1,220,942	$1,189,701	$1,058,964
'17	$1,187,693	$1,251,200	$1,251,652	$1,218,173	$1,108,214
'17	$1,180,857	$1,253,611	$1,272,699	$1,219,888	$1,088,779
'17	$1,178,721	$1,284,184	$1,293,307	$1,247,267	$1,099,076
'17	$1,156,078	$1,312,208	$1,341,053	$1,270,838	$1,065,400
'17	$1,188,120	$1,352,053	$1,381,621	$1,298,374	$1,104,684
'17	$1,196,812	$1,365,567	$1,391,686	$1,315,933	$1,118,067
'18	$1,220,296	$1,437,547	$1,486,808	$1,385,415	$1,133,790
'18	$1,158,542	$1,384,560	$1,447,576	$1,328,021	$1,067,987
'18	$1,149,005	$1,356,766	$1,412,327	$1,299,075	$1,052,681
'18	$1,171,706	$1,361,923	$1,416,982	$1,314,003	$1,074,155
'18	$1,119,756	$1,400,371	$1,481,211	$1,322,237	$1,015,945
'18	$1,135,472	$1,409,529	$1,495,271	$1,321,606	$1,022,160
'18	$1,172,142	$1,456,305	$1,537,735	$1,362,884	$1,056,942
'18	$1,174,325	$1,507,447	$1,622,717	$1,379,747	$1,056,416
'18	$1,196,589	$1,509,942	$1,628,097	$1,387,430	$1,079,136
'18	$1,130,233	$1,398,761	$1,477,821	$1,285,554	$1,040,327
'18	$1,155,117	$1,426,776	$1,494,074	$1,300,158	$1,081,513
'18	$1,072,283	$1,293,987	$1,362,197	$1,201,297	$1,006,014
'19	$1,172,042	$1,405,055	$1,487,182	$1,294,765	$1,091,971
'19	$1,194,040	$1,454,470	$1,543,560	$1,333,698	$1,101,159
'19	$1,215,527	$1,475,708	$1,582,592	$1,351,215	$1,122,012
'19	$1,278,452	$1,534,636	$1,652,398	$1,399,128	$1,183,869
'19	$1,212,969	$1,435,327	$1,546,701	$1,318,397	$1,127,174
'19	$1,255,431	$1,536,140	$1,653,840	$1,405,273	$1,171,793
'19	$1,294,311	$1,558,975	$1,689,741	$1,412,234	$1,203,586
'19	$1,269,243	$1,527,195	$1,672,813	$1,383,347	$1,185,826
'19	$1,261,058	$1,553,999	$1,672,094	$1,412,786	$1,187,672
'19	$1,291,242	$1,587,452	$1,719,257	$1,448,738	$1,220,583
'19	$1,332,680	$1,647,794	$1,797,125	$1,489,086	$1,256,950
'19	$1,355,273	$1,695,372	$1,850,494	$1,533,696	$1,281,553
'20	$1,361,944	$1,693,520	$1,887,861	$1,524,361	$1,283,851
'20	$1,292,667	$1,554,866	$1,758,810	$1,395,514	$1,200,704
'20	$1,146,927	$1,341,044	$1,575,665	$1,210,828	$1,057,731
'20	$1,289,588	$1,518,652	$1,808,890	$1,343,104	$1,185,985
'20	$1,371,694	$1,599,867	$1,933,159	$1,407,987	$1,250,331
'20	$1,394,274	$1,636,443	$2,016,750	$1,445,230	$1,258,928
'20	$1,474,328	$1,729,366	$2,166,956	$1,514,372	$1,337,096
'20	$1,574,908	$1,854,649	$2,385,205	$1,615,554	$1,441,068
'20	$1,487,157	$1,787,119	$2,276,088	$1,559,819	$1,363,506
'20	$1,511,276	$1,748,547	$2,204,099	$1,511,972	$1,378,482
'20	$1,650,344	$1,961,263	$2,439,273	$1,705,295	$1,519,855
'20	$1,710,384	$2,049,496	$2,558,532	$1,777,594	$1,576,069
'21	$1,690,371	$2,040,380	$2,548,860	$1,759,927	$1,558,612
'21	$1,794,030	$2,104,157	$2,554,082	$1,805,024	$1,654,231
'21	$1,806,346	$2,179,576	$2,589,039	$1,865,081	$1,683,672
'21	$1,929,506	$2,291,931	$2,756,986	$1,951,882	$1,799,816
'21	$1,925,914	$2,302,394	$2,716,187	$1,980,000	$1,796,394
'21	$1,978,257	$2,359,169	$2,883,667	$2,009,512	$1,838,829
'21	$2,010,587	$2,399,064	$2,965,094	$2,045,508	$1,874,431
'21	$2,093,720	$2,467,480	$3,072,327	$2,096,417	$1,947,751
'21	$1,970,047	$2,356,769	$2,903,696	$2,009,373	$1,833,679
'21	$1,996,218	$2,516,144	$3,147,755	$2,123,185	$1,857,526
'21	$1,861,768	$2,477,845	$3,156,259	$2,076,660	$1,768,197
'21	$1,892,032	$2,575,419	$3,219,883	$2,165,417	$1,802,273
'22	$1,735,611	$2,423,891	$2,934,450	$2,050,843	$1,692,853
'22	$1,635,213	$2,362,835	$2,817,452	$1,998,975	$1,601,452
'22	$1,632,994	$2,439,476	$2,921,965	$2,053,834	$1,613,509
'22	$1,392,815	$2,220,552	$2,568,782	$1,883,215	$1,390,042
'22	$1,398,362	$2,217,575	$2,509,703	$1,884,641	$1,407,358
'22	$1,291,308	$2,032,056	$2,313,415	$1,721,390	$1,300,535
'22	$1,332,909	$2,222,699	$2,589,975	$1,858,062	$1,341,756
'22	$1,285,761	$2,139,749	$2,474,989	$1,780,381	$1,283,426
'22	$1,140,433	$1,941,332	$2,235,471	$1,614,877	$1,131,839
'22	$1,146,535	$2,100,533	$2,371,098	$1,730,846	$1,144,419
'22	$1,218,089	$2,210,173	$2,474,781	$1,851,192	$1,214,068
'22	$1,142,991	$2,080,760	$2,287,211	$1,772,577	$1,136,748
'23	$1,297,794	$2,224,068	$2,480,149	$1,897,998	$1,285,046
'23	$1,254,516	$2,172,085	$2,450,850	$1,852,373	$1,231,230
'23	$1,339,963	$2,230,165	$2,604,018	$1,909,611	$1,341,936
'23	$1,377,138	$2,253,926	$2,626,463	$1,943,086	$1,383,806
'23	$1,417,087	$2,262,696	$2,739,430	$1,923,687	$1,432,538
'23	$1,466,469	$2,417,205	$2,928,813	$2,040,027	$1,471,301
'23	$1,534,715	$2,503,854	$3,029,462	$2,108,557	$1,563,363
'23	$1,498,650	$2,455,520	$2,995,476	$2,058,193	$1,539,693
'23	$1,452,043	$2,338,553	$2,830,856	$1,969,406	$1,493,402
'23	$1,434,842	$2,276,561	$2,781,764	$1,912,262	$1,462,713
'23	$1,544,703	$2,488,846	$3,082,689	$2,091,541	$1,579,422
'23	$1,615,169	$2,620,859	$3,229,762	$2,194,224	$1,654,569
'24	$1,672,318	$2,649,905	$3,301,261	$2,220,556	$1,724,897
'24	$1,762,204	$2,793,346	$3,528,485	$2,314,702	$1,803,541
'24	$1,806,592	$2,883,452	$3,592,339	$2,389,085	$1,868,424
'24	$1,739,455	$2,756,575	$3,434,004	$2,300,343	$1,822,941
'24	$1,840,992	$2,886,815	$3,638,582	$2,403,058	$1,939,159
'24	$1,919,226	$2,976,183	$3,872,382	$2,451,955	$2,019,032
'24	$1,865,406	$3,031,507	$3,823,315	$2,495,164	$1,956,240
'24	$1,936,427	$3,097,499	$3,897,085	$2,561,112	$1,991,218
'24	$2,027,977	$3,161,573	$4,004,752	$2,608,016	$2,075,932
'24	$2,052,390	$3,138,356	$3,989,659	$2,556,281	$2,103,783
'24	$2,191,103	$3,347,132	$4,258,971	$2,673,580	$2,166,096
'24	$2,184,445	$3,244,826	$4,278,059	$2,603,905	$2,214,503
'25	$2,392,513	$3,347,259	$4,364,923	$2,695,793	$2,408,996
'25	$2,297,634	$3,283,112	$4,201,908	$2,676,391	$2,285,922
'25	$2,074,030	$3,091,606	$3,850,436	$2,557,237	$2,116,241
'25	$2,111,204	$3,070,864	$3,917,147	$2,579,963	$2,158,684
'25	$2,331,605	$3,265,514	$4,258,549	$2,732,676	$2,351,807
'25	$2,503,453	$3,431,411	$4,526,246	$2,850,599	$2,519,463
'25	$2,581,173	$3,506,980	$4,693,188	$2,887,294	$2,558,773
'25	$2,607,080	$3,588,138	$4,754,934	$2,962,610	$2,665,212
'25	$2,709,843	$3,711,970	$4,997,573	$3,057,846	$2,790,364
'25	$2,763,384	$3,791,525	$5,170,264	$3,119,080	$2,838,071
'25	$2,592,399	$3,801,938	$5,083,563	$3,127,891	$2,957,200
'25	$2,564,409	$3,801,164	$5,054,538	$3,153,175	$2,923,899

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	17.39%	8.44%	9.87%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Communication Services Index	32.03%	13.16%	11.33%
On February 14, 2025, the Fund’s investment process was changed. Performance would have been different if the Fund’s current investment strategies and process had been in effect during the prior periods.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	101,031,591
Number of Portfolio Holdings	64
Portfolio Turnover Rate (%)	90
Total Net Advisory Fees Paid ($)	714,085

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Software	21%
Semiconductors & Semiconductor Equipment	19%
Interactive Media & Services	12%
Entertainment	9%
Broadline Retail	9%
Technology Hardware, Storage & Peripherals	8%
IT Services	4%
Hotels, Restaurants & Leisure	3%
Financial Services	2%
Diversified Telecommunication Services	2%
Health Care Equipment & Supplies	2%
Ground Transportation	1%
Media	1%
Other Industries	5%

Ten Largest Equity Holdings

Holdings	59.1% of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	10.7%
Apple, Inc.	7.5%
Alphabet, Inc.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	5.0%
Meta Platforms, Inc.	4.2%
MercadoLibre, Inc.	1.9%
AppLovin Corp.	1.7%
Spotify Technology SA	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

As a result of its implementation of shareholder-approved changes to its investment strategy, the Fund made a significant long-term capital gains distribution at the end of May 2025. Implementation of the investment strategy changes required the turnover of a substantial portion of the Fund’s portfolio securities, which, in turn, led to the Fund’s recognition of significant long-term capital gains.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DDHF-TSRA-I

R-104170-2 (02/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Digital Horizons Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$48,181	$0	$5,969	$0
2024	$48,181	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,318,734	$0
2024	$0	$637,276	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$5,969	$1,318,734	$0	$1,324,703
2024	$5,969	$637,276	$0	$643,245

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Annual Financial Statements and Other Information
DWS Digital Horizons Fund

Contents
3	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
28	Tax Information
29	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Digital Horizons Fund

Investment Portfolioas of December 31, 2025

	Shares	Value ($)
Common Stocks 98.9%
Aerospace & Defense 0.4%
Voyager Technologies, Inc. “A” *	15,407	402,739
Broadline Retail 8.6%
Amazon.com, Inc.*	26,108	6,026,248
MercadoLibre, Inc.*	960	1,933,690
Sea Ltd. (ADR)*	5,969	761,465
		8,721,403
Capital Markets 1.2%
Galaxy Digital, Inc. “A” * (a)	7,949	177,740
Robinhood Markets, Inc. “A” *	8,945	1,011,679
		1,189,419
Diversified Consumer Services 0.5%
Duolingo, Inc.*	2,754	483,327
Diversified Telecommunication Services 1.9%
AT&T, Inc.	60,396	1,500,237
Cogent Communications Holdings, Inc.	21,122	455,390
		1,955,627
Electrical Equipment 1.1%
Bloom Energy Corp. “A” *	12,507	1,086,733
Entertainment 8.8%
Live Nation Entertainment, Inc.*	9,618	1,370,565
Netflix, Inc.*	15,321	1,436,497
ROBLOX Corp. “A” *	10,866	880,472
Spotify Technology SA*	2,917	1,693,931
Take-Two Interactive Software, Inc.*	6,409	1,640,896
Universal Music Group NV	36,409	950,502
Walt Disney Co.	7,961	905,723
		8,878,586
Financial Services 2.1%
Adyen NV 144A*	459	740,587
Block, Inc.*	7,739	503,732
Sony Financial Group, Inc.*	31,200	32,853
Toast, Inc. “A” *	23,441	832,390
		2,109,562
Ground Transportation 1.4%
Uber Technologies, Inc.*	17,388	1,420,773
The accompanying notes are an integral part of the financial statements.

DWS Digital Horizons Fund	|	3

	Shares	Value ($)
Health Care Equipment & Supplies 1.6%
Intuitive Surgical, Inc.*	2,782	1,575,613
Health Care Technology 0.5%
Doximity, Inc. “A” *	3,022	133,814
Phreesia, Inc.*	19,553	330,837
		464,651
Hotels, Restaurants & Leisure 2.6%
Airbnb, Inc. “A” *	3,806	516,550
DoorDash, Inc. “A” *	6,817	1,543,914
DraftKings, Inc. “A” *	15,780	543,779
		2,604,243
Household Durables 0.8%
Sony Group Corp.	31,200	803,493
Interactive Media & Services 12.1%
Alphabet, Inc. “A”	12,664	3,963,832
Alphabet, Inc. “C”	10,472	3,286,114
Meta Platforms, Inc. “A”	6,460	4,264,181
Pinterest, Inc. “A” *	25,866	669,671
		12,183,798
IT Services 4.4%
Cloudflare, Inc. “A” *	5,405	1,065,596
GoDaddy, Inc. “A” *	4,941	613,079
Shopify, Inc. “A” *	5,893	948,596
Snowflake, Inc. “A” *	5,781	1,268,120
Wix.com Ltd.*	5,770	599,446
		4,494,837
Media 1.3%
Criteo SA (ADR)*	29,720	612,529
New York Times Co. “A”	10,314	715,998
		1,328,527
Professional Services 1.1%
RELX PLC	27,300	1,107,074
Semiconductors & Semiconductor Equipment 19.0%
Ambiq Micro, Inc.* (a)	13,027	371,269
Broadcom, Inc.	14,728	5,097,361
Impinj, Inc.*	2,207	384,040
NVIDIA Corp.	71,526	13,339,599
		19,192,269
The accompanying notes are an integral part of the financial statements.

4	|	DWS Digital Horizons Fund

	Shares	Value ($)
Software 20.9%
AppLovin Corp. “A” *	2,587	1,743,172
Braze, Inc. “A” *	37,064	1,270,925
Commvault Systems, Inc.*	8,925	1,118,838
Docusign, Inc.*	13,581	928,940
Elastic NV*	5,932	447,510
JFrog Ltd.*	22,115	1,381,303
Microsoft Corp.	22,442	10,853,400
Monday.com Ltd.*	1,913	282,282
Nebius Group NV* (a)	8,001	669,724
Nutanix, Inc. “A” *	8,647	446,964
Procore Technologies, Inc.*	3,933	286,087
Unity Software, Inc.*	5,996	264,843
Varonis Systems, Inc.*	7,930	260,104
Zoom Communications, Inc.*	13,780	1,189,076
		21,143,168
Specialized REITs 0.9%
American Tower Corp.	5,449	956,681
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	27,862	7,574,563
IonQ, Inc.* (a)	5,173	232,113
		7,806,676
Total Common Stocks (Cost $81,241,445)		99,909,199
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (b) (c) (Cost $1,170,090)	1,170,090	1,170,090
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.77% (b) (Cost $1,094,625)	1,094,625	1,094,625

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $83,506,160)	101.1	102,173,914
Other Assets and Liabilities, Net	(1.1)	(1,142,323)
Net Assets	100.0	101,031,591
The accompanying notes are an integral part of the financial statements.

DWS Digital Horizons Fund	|	5

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2025 are as follows:
Value ($) at 12/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.66% (b) (c)
—	1,170,090 (d)	—	—	—	24,860	—	1,170,090	1,170,090
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 3.77% (b)
2,197,800	36,924,680	38,027,855	—	—	134,977	—	1,094,625	1,094,625
2,197,800	38,094,770	38,027,855	—	—	159,837	—	2,264,715	2,264,715

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $1,126,407, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

6	|	DWS Digital Horizons Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$402,739	$—	$—	$402,739
Broadline Retail	8,721,403	—	—	8,721,403
Capital Markets	1,189,419	—	—	1,189,419
Diversified Consumer Services	483,327	—	—	483,327
Diversified Telecommunication Services	1,955,627	—	—	1,955,627
Electrical Equipment	1,086,733	—	—	1,086,733
Entertainment	7,928,084	950,502	—	8,878,586
Financial Services	1,336,122	773,440	—	2,109,562
Ground Transportation	1,420,773	—	—	1,420,773
Health Care Equipment & Supplies	1,575,613	—	—	1,575,613
Health Care Technology	464,651	—	—	464,651
Hotels, Restaurants & Leisure	2,604,243	—	—	2,604,243
Household Durables	—	803,493	—	803,493
Interactive Media & Services	12,183,798	—	—	12,183,798
IT Services	4,494,837	—	—	4,494,837
Media	1,328,527	—	—	1,328,527
Professional Services	—	1,107,074	—	1,107,074
Semiconductors & Semiconductor Equipment	19,192,269	—	—	19,192,269
Software	21,143,168	—	—	21,143,168
Specialized REITs	956,681	—	—	956,681
Technology Hardware, Storage & Peripherals	7,806,676	—	—	7,806,676
Short-Term Investments (a)	2,264,715	—	—	2,264,715
Total	$98,539,405	$3,634,509	$—	$102,173,914

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Digital Horizons Fund	|	7

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $81,241,445) — including $1,126,407 of securities loaned	$99,909,199
Investment in DWS Government & Agency Securities Portfolio (cost $1,170,090)*	1,170,090
Investment in DWS Central Cash Management Government Fund (cost $1,094,625)	1,094,625
Foreign currency, at value (cost $95,847)	100,072
Receivable for Fund shares sold	122,796
Dividends receivable	15,234
Affiliated securities lending income receivable	1,332
Other assets	18,316
Total assets	102,431,664
Liabilities
Payable upon return of securities loaned	1,170,090
Payable for Fund shares redeemed	34,510
Accrued management fee	54,125
Accrued Trustees' fees	1,266
Other accrued expenses and payables	140,082
Total liabilities	1,400,073
Net assets, at value	$101,031,591
Net Assets Consist of
Distributable earnings (loss)	20,044,235
Paid-in capital	80,987,356
Net assets, at value	$101,031,591
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

8	|	DWS Digital Horizons Fund

Statement of Assets and Liabilities as of December 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($86,625,343 ÷ 3,094,430 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$27.99
Maximum offering price per share (100 ÷ 94.25 of $27.99)	$29.70
Class S
Net Asset Value, offering and redemption price per share ($1,540,245 ÷ 51,922 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$29.66
Institutional Class
Net Asset Value, offering and redemption price per share ($12,866,003 ÷ 433,547 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$29.68
The accompanying notes are an integral part of the financial statements.

DWS Digital Horizons Fund	|	9

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $4,023)	$393,070
Non-cash dividends	43,049
Interest	1,237
Income distributions — DWS Central Cash Management Government Fund	134,977
Affiliated securities lending income	24,860
Total income	597,193
Expenses:
Management fee	867,570
Administration fee	104,476
Services to shareholders	141,066
Service fees	203,712
Custodian fee	4,866
Professional fees	96,812
Reports to shareholders	33,413
Registration fees	52,791
Trustees' fees and expenses	4,780
Other	61,855
Total expenses before expense reductions	1,571,341
Expense reductions	(219,823)
Total expenses after expense reductions	1,351,518
Net investment income (loss)	(754,325)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	51,179,953
Foreign currency	(10,640)
51,169,313
Change in net unrealized appreciation (depreciation) on:
Investments	(35,371,969)
Foreign currency	8,435
(35,363,534)
Net gain (loss)	15,805,779
Net increase (decrease) in net assets resulting from operations	$15,051,454
The accompanying notes are an integral part of the financial statements.

10	|	DWS Digital Horizons Fund

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income (loss)	$(754,325)	$(299,656)
Net realized gain (loss)	51,169,313	4,680,876
Change in net unrealized appreciation (depreciation)	(35,363,534)	25,636,667
Net increase (decrease) in net assets resulting from operations	15,051,454	30,017,887
Distributions to shareholders:
Class A	(33,175,486)	—
Class S	(479,014)	—
Institutional Class	(5,092,950)	—
Total distributions	(38,747,450)	—
Fund share transactions:
Proceeds from shares sold	14,053,392	9,514,894
Reinvestment of distributions	37,227,522	—
Payments for shares redeemed	(39,273,656)	(15,608,975)
Net increase (decrease) in net assets from Fund share transactions	12,007,258	(6,094,081)
Increase (decrease) in net assets	(11,688,738)	23,923,806
Net assets at beginning of period	112,720,329	88,796,523
Net assets at end of period	$101,031,591	$112,720,329

The accompanying notes are an integral part of the financial statements.

DWS Digital Horizons Fund	|	11

Financial Highlights
DWS Digital Horizons Fund — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$38.02	$28.19	$20.00	$33.19	$32.48
Income (loss) from investment operations:
Net investment income (loss)[a]	(.24 )	(.11 )	(.08 )	(.16 )	(.32 )
Net realized and unrealized gain (loss)	5.23	9.94	8.27	(13.02)	3.64
Total from investment operations	4.99	9.83	8.19	(13.18)	3.32
Less distributions from:
Net investment income	—	—	—	—	(.51 )
Net realized gains	(15.02)	—	—	(.01 )	(2.10)
Total distributions	(15.02)	—	—	(.01 )	(2.61)
Net asset value, end of period	$27.99	$38.02	$28.19	$20.00	$33.19
Total Return (%)[b]	17.02 [c]	34.87 [c]	40.95 [c]	(39.72)[c]	10.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	87	71	55	101
Ratio of expenses before expense reductions (%)	1.50	1.57	1.72	1.72	1.58
Ratio of expenses after expense reductions (%)	1.30	1.40	1.50	1.62	1.58
Ratio of net investment income (loss) (%)	(.75 )	(.35 )	(.32 )	(.64 )	(.88 )
Portfolio turnover rate (%)	90	16	27	24	24

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Digital Horizons Fund

DWS Digital Horizons Fund — Class S
	Years Ended December 31,			Period Ended
	2025	2024	2023	12/31/22[a]
Selected Per Share Data
Net asset value, beginning of period	$39.36	$29.10	$20.60	$23.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15 )	(.03 )	(.03 )	(.03 )
Net realized and unrealized gain (loss)	5.47	10.29	8.53	(3.31)
Total from investment operations	5.32	10.26	8.50	(3.34)
Less distributions from:
Net realized gains	(15.02)	—	—	(.01 )
Net asset value, end of period	$29.66	$39.36	$29.10	$20.60
Total Return (%)[c]	17.36	35.26	41.26	(13.96)*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,540	1,189	400	19
Ratio of expenses before expense reductions (%)	1.30	1.42	1.56	1.55 **
Ratio of expenses after expense reductions (%)	1.01	1.15	1.24	1.32 **
Ratio of net investment income (loss) (%)	(.45 )	(.10 )	(.13 )	(.32 )**
Portfolio turnover rate (%)	90	16	27	24 [d]

[a]	For the period from August 1, 2022 (commencement of operations) to December 31, 2022.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2022.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Digital Horizons Fund	|	13

DWS Digital Horizons Fund — Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$39.37	$29.11	$20.60	$34.11	$33.33
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16 )	(.03 )	.01	(.07 )	(.24 )
Net realized and unrealized gain (loss)	5.49	10.29	8.50	(13.43)	3.73
Total from investment operations	5.33	10.26	8.51	(13.50)	3.49
Less distributions from:
Net investment income	—	—	—	—	(.61 )
Net realized gains	(15.02)	—	—	(.01 )	(2.10)
Total distributions	(15.02)	—	—	(.01 )	(2.71)
Net asset value, end of period	$29.68	$39.37	$29.11	$20.60	$34.11
Total Return (%)	17.39 [b]	35.25 [b]	41.31 [b]	(39.59)[b]	10.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	25	17	16	10
Ratio of expenses before expense reductions (%)	1.27	1.33	1.44	1.48	1.35
Ratio of expenses after expense reductions (%)	1.02	1.15	1.25	1.34	1.35
Ratio of net investment income (loss) (%)	(.47 )	(.10 )	.03	(.29 )	(.66 )
Portfolio turnover rate (%)	90	16	27	24	24

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Digital Horizons Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Digital Horizons Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and

DWS Digital Horizons Fund	|	15

has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for

16	|	DWS Digital Horizons Fund

events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money

DWS Digital Horizons Fund	|	17

market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of December 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$1,170,090	$—	$—	$—	$1,170,090
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$1,170,090
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on

18	|	DWS Digital Horizons Fund

investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Digital Horizons Fund	|	19

At December 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed long-term capital gains	$1,362,992
Net unrealized appreciation (depreciation) on investments	$18,667,754
At December 31, 2025, the aggregate cost of investments for federal income tax purposes was $83,506,160. The net unrealized appreciation for all investments based on tax cost was $18,667,754. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $22,886,705 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,218,951.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2025	2024
Distributions from long-term capital gains	$38,747,450	$—
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $95,370,108 and $121,749,902, respectively.

20	|	DWS Digital Horizons Fund

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Prior to February 14, 2025, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.90%
Next $100 million of such net assets	.80%
Next $100 million of such net assets	.75%
Next $200 million of such net assets	.70%
Next $500 million of such net assets	.63%
Next $500 million of such net assets	.58%
Over $1.5 billion of such net assets	.55%
Effective February 14, 2025, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.80%
Next $100 million of such net assets	.70%
Next $100 million of such net assets	.65%
Next $200 million of such net assets	.60%
Next $500 million of such net assets	.53%
Next $500 million of such net assets	.48%
Over $1.5 billion of such net assets	.45%
Accordingly, for the year ended December 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.805% of the Fund’s average daily net assets.
For the period from January 1, 2025 through February 13, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to

DWS Digital Horizons Fund	|	21

maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.32%
Class S	1.07%
Institutional Class	1.07%
Effective February 14, 2025 through February 13, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.25%
Class S	.95%
Institutional Class	.95%
For the year ended December 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$173,465
Class S	4,470
Institutional Class	41,888
$219,823
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $104,476, of which $8,492 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

22	|	DWS Digital Horizons Fund

servicing fee it receives from the Fund. For the year ended December 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2025
Class A	$38,470	$6,393
Class S	2,281	434
Institutional Class	340	52
	$41,091	$6,879
In addition, for the year ended December 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$65,385
Class S	9
Institutional Class	17,723
$83,117
Service Fees. DDI provides information and administrative services for a fee (“Service Fee” ) to Class A shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2025	Annual Rate
Class A	$203,712	$35,223.23%
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended December 31, 2025 aggregated $4,657.
In addition, a deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $2,449, of which $265 is unpaid.

DWS Digital Horizons Fund	|	23

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	219,696	$6,868,749	119,652	$4,001,091
Class C	—	—	148 *	3,740 *
Class S	46,179	1,530,991	27,094	935,614
Institutional Class	154,852	5,653,652	129,262	4,574,449
		$14,053,392		$9,514,894

24	|	DWS Digital Horizons Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	1,243,176	$31,679,022	—	$—
Class S	17,219	464,110	—	—
Institutional Class	188,574	5,084,390	—	—
		$37,227,522		$—
Shares redeemed
Class A	(647,091)	$(19,282,576)	(347,862)	$(11,615,910)
Class C	—	—	(29,010)*	(799,228)*
Class S	(41,692)	(1,353,609)	(10,622)	(372,086)
Institutional Class	(542,265)	(18,637,471)	(81,884)	(2,821,751)
		$(39,273,656)		$(15,608,975)
Net increase (decrease)
Class A	815,781	$19,265,195	(228,210)	$(7,614,819)
Class C	—	—	(28,862)*	(795,488)*
Class S	21,706	641,492	16,472	563,528
Institutional Class	(198,839)	(7,899,429)	47,378	1,752,698
		$12,007,258		$(6,094,081)

*	For the period from January 1, 2024 to March 25, 2024 (Class C liquidation date).

DWS Digital Horizons Fund	|	25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Securities Trust and Shareholders of DWS Digital Horizons Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Digital Horizons Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Securities Trust (the “Trust” )), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Securities Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

26	|	DWS Digital Horizons Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

DWS Digital Horizons Fund	|	27

Tax Information (Unaudited)
The Fund paid distributions of $15.02 per share from net long-term capital gains during its year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $51,387,000 as capital gain dividends for its year ended December 31, 2025.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

28	|	DWS Digital Horizons Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Digital Horizons Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
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In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Digital Horizons Fund	|	29

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

30	|	DWS Digital Horizons Fund

December 31, 2024). The Board noted that, effective October 1, 2023, in connection with the 2023 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10% and that, effective February 14, 2025, in connection with the implementation of a new investment strategy for the Fund, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking

DWS Digital Horizons Fund	|	31

into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DDHF-BFE2025

32	|	DWS Digital Horizons Fund

DDHF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Digital Horizons Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/27/2026